Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	348.33%
Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	409.24%
Volatility [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages	294.92%
Volatility [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		191.00%	66.00%
Volatility [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		221.00%	175.00%
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		139.00%
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		198.00%
Expected Remaining Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	4 months 9 days
Expected Remaining Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	7 months 28 days
Expected Remaining Term [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, term	1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, term		6 months 21 days	2 months 16 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, term		1 year 1 month 6 days	1 year 7 months 17 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, term		1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, term		2 years
Risk-Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	2.44%
Risk-Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.56%
Risk-Free Interest Rate [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages	2.47%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		2.11%	1.03%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		2.33%	1.24%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		1.33%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		2.31%
Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages
Warrants [Member] | Volatility [Member]
Fair value assumptions, measurement input, percentages		110.00%	137.00%
Warrants [Member] | Expected Remaining Term [Member]
Fair value assumptions, measurement input, term		2 months 30 days	1 year 2 months 30 days
Warrants [Member] | Risk-Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages		1.93%	1.24%
Warrants [Member] | Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages